UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: 03/31/2018

Item 1. Schedule of Investments.

	NICHOLAS HIGH INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2018

SHARES OR
PRINCIPAL
AMOUNT			VALUE

------------		-	------------

NON-CONVERTIBLE BONDS -- 89.07%

	Automotive - Parts & Equipment -- 3.90%
$2,000,000	Allison Transmission, Inc. 144A restricted,
	5.00%, 10/01/24		$ 1,982,500
2,000,000	American Axle & Manufacturing, Inc. 6.25%, 04/01/25		1,995,000
			------------

			3,977,500
			------------

	Banking - Banking -- 1.10%
1,100,000	CIT Group Inc. 5.00%, 08/01/23		1,125,795
			------------

	Basic Industry - Building Materials -- 3.73%
750,000	American Woodmark Corporation 144A restricted,
	4.875%, 03/15/26		732,187
750,000	Beacon Roofing Supply, Inc. 6.375%, 10/01/23		787,500
1,000,000	HD Supply, Inc. 144A restricted, 5.75%, 04/15/24		1,053,450
500,000	JELD-WEN, Inc. 144A restricted, 4.625%, 12/15/25		476,250
750,000	USG Corporation 144A restricted, 4.875%, 06/01/27		757,500
			------------
			3,806,887
			------------

	Basic Industry - Chemicals -- 4.95%
1,750,000	Koppers Inc. 144A restricted, 6.00%, 02/15/25		1,787,975
1,500,000	PolyOne Corporation 5.25%, 03/15/23		1,537,500
1,680,000	Valvoline Inc. 5.50%, 07/15/24		1,724,100
			------------

			5,049,575
			------------

	Basic Industry - Forestry & Paper -- 1.95%
1,500,000	Louisiana-Pacific Corporation 4.875%, 09/15/24		1,503,750
459,000	Mercer International Inc. 7.75%, 12/01/22		487,687
			------------
			1,991,437
			------------

	Basic Industry - Metal/Mining Excluding Steel -- 1.55%
500,000	Alcoa Nederland Holding B.V. 144A restricted,
	6.75%, 09/30/24		535,000
1,000,000	Grinding Media Inc. 144A restricted, 7.375%, 12/15/23		1,050,000
			------------

			1,585,000
			------------

Basic Industry - Steel Producers & Products -- 0.49%
500,000	United States Steel Corporation 6.25%, 03/15/26		498,750
			------------

	Capital Goods - Diversified -- 1.01%
1,000,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27		1,035,000
			------------

	Capital Goods - Machinery -- 1.09%
1,000,000	Manitowoc Foodservice, Inc. 9.50%, 02/15/24		1,115,000
			------------

	Capital Goods - Packaging -- 2.44%
500,000	Crown Americas LLC 4.25%, 09/30/26	462,500
1,500,000	Reynolds Group Holdings Limited 144A restricted,
	5.125%, 07/15/23	1,514,550
500,000	Sealed Air Corporation 144A restricted,
	5.50%, 09/15/25	517,500
		------------

		2,494,550
		------------

	Consumer Goods - Food-Wholesale -- 3.56%
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.625%, 11/01/24	991,250
1,000,000	Lamb Weston Holdings, Inc. 144A restricted,
	4.875%, 11/01/26	991,250
1,600,000	Pinnacle Foods Inc. 5.875%, 01/15/24	1,652,000
		------------

		3,634,500
		------------

	Consumer Goods - Personal & Household Products -- 1.18%
500,000	Tempur Sealy International, Inc. 5.625%, 10/15/23	501,650
750,000	Vista Outdoor Inc. 5.875%, 10/01/23	699,375
		------------
		1,201,025
		------------

	Energy - Exploration & Production -- 3.46%
1,500,000	RSP Permian, Inc. 5.25%, 01/15/25	1,550,625
500,000	SM Energy Company 5.00%, 01/15/24	463,750
1,500,000	Southwestern Energy Company 7.50%, 04/01/26	1,515,000
		------------
		3,529,375
		------------

	Energy - Gas-Distribution -- 6.44%
1,500,000	Cheniere Corpus Christi Holdings, LLC 5.125%, 06/30/27	1,488,750
750,000	NGPL PipeCo LLC 144A restricted, 4.875%, 08/15/27	738,750
1,400,000	Suburban Propane Partners L.P. 5.50%, 06/01/24	1,347,500
1,000,000	Tallgrass Energy Partners, LP 144A restricted,
	5.50%, 01/15/28	1,008,750
750,000	Tesoro Logistics LP 5.25%, 01/15/25	762,487
1,000,000	Transcontinental Gas Pipe Line Company, LLC
	7.85%, 02/01/26	1,230,453
		------------
		6,576,690
		------------

	Energy - Oil Field Equipment & Services -- 1.02%
1,000,000	Parker Drilling Company 6.75%, 07/15/22	775,000
250,000	Transocean Inc. 144A restricted, 9.00%, 07/15/23	265,938
		------------
		1,040,938
		------------

	Financial Services - Brokerage -- 3.42%
1,500,000	Jefferies Finance LLC 144A restricted,
	7.375%, 04/01/20	1,515,000
2,000,000	LPL Holdings, Inc. 144A restricted, 5.75%, 09/15/25	1,974,400
		------------
		3,489,400
		------------

	Healthcare - Facilities -- 1.75%
750,000	HealthSouth Corporation 5.75%, 09/15/25	765,000
1,000,000	Sabra Health Care Limited Partnership 5.50%, 02/01/21	1,019,700
		------------
		1,784,700
		------------

	Healthcare - Medical Products -- 1.73%
1,725,000	Teleflex Incorporated 5.25%, 06/15/24	1,763,813
		------------

	Healthcare - Services -- 0.96%
1,000,000	DaVita HealthCare Partners Inc. 5.125%, 07/15/24	976,250
		------------

	Leisure - Hotels -- 1.43%
1,500,000	ESH Hospitality, Inc. 144A restricted, 5.25%, 05/01/25		1,459,200
			------------

	Leisure - Recreation & Travel -- 0.70%
250,000	ClubCorp Holdings, Inc. 144A restricted,
	8.50%, 09/15/25		241,875
500,000	Viking Ocean Cruises Ltd 144A restricted,
	5.00%, 02/15/28		475,000
			------------
			716,875
			------------

	Leisure - Theaters & Entertainment -- 1.00%
1,000,000	Cinemark USA, Inc. 5.125%, 12/15/22		1,017,500
			------------

	Media - Advertising -- 1.49%
1,500,000	Nielsen Company (Luxembourg) S.ar.l. (The) 144A
	restricted, 5.50%, 10/01/21		1,520,625
			------------

	Media - Cable & Satellite TV -- 0.93%
1,000,000	CCO Holdings, LLC 144A restricted, 5.125%, 05/01/27		949,400
			------------

	Media - Content -- 2.36%
1,500,000	AMC Networks Inc. 4.75%, 08/01/25		1,445,445
1,000,000	Netflix, Inc. 144A restricted, 4.875%, 04/15/28		961,600
			------------

			2,407,045
			------------

	Retail - Restaurants -- 0.48%
500,000	IRB Holding Corp. 144A restricted, 6.75%, 02/15/26		490,050
			------------

	Retail - Specialty Retail -- 2.95%
1,000,000	Levi Strauss & Co. 5.00%, 05/01/25		1,006,250
1,000,000	Murphy Oil USA, Inc. 6.00%, 08/15/23		1,028,750
1,000,000	Wolverine World Wide, Inc. 144A restricted,
	5.00%, 09/01/26		975,000
			------------
			3,010,000
			------------

	Services - Support-Services -- 12.09%
1,500,000	ADT Corporation (The) 3.50%, 07/15/22		1,393,125
1,500,000	Aramark Services, Inc. 5.125%, 01/15/24		1,530,000
1,000,000	Avis Budget Car Rental, LLC 144A restricted,
	5.125%, 06/01/22		1,000,050
1,000,000	Corrections Corporation of America 4.625%, 05/01/23		992,500
2,000,000	GEO Group, Inc. (The) 6.00%, 04/15/26		1,955,000
1,500,000	IHS Markit Ltd. 144A restricted, 4.75%, 02/15/25		1,522,500
1,000,000	Iron Mountain Incorporated 144A restricted,
	5.25%, 03/15/28		941,250
1,500,000	Ritchie Bros. Auctioneers Incorporated
	144A restricted, 5.375%, 01/15/25		1,500,000
1,500,000	United Rentals (North America), Inc. 5.50%, 05/15/27		1,511,250
		-	------------
			12,345,675
			------------

	Technology & Electronics - Hardware & Equipment -- 4.59%
1,500,000	CommScope Technologies LLC 144A restricted,
	6.00%, 06/15/25		1,560,750
1,500,000	Dell Inc. 144A restricted, 7.125%, 06/15/24		1,604,205
500,000	NCR Corporation 5.00%, 07/15/22		500,000
1,000,000	NCR Corporation 5.875%, 12/15/21		1,017,500
			------------
			4,682,455
			------------

	Technology & Electronics - Software & Services -- 3.35%
1,000,000	CDK Global, Inc. 144A restricted, 4.875%, 06/01/27	962,500
1,000,000	First Data Corporation 144A restricted,
	5.75%, 01/15/24	1,006,250
1,500,000	Vantiv, LLC 144A restricted, 4.375%, 11/15/25	1,449,375
		------------
		3,418,125
		------------

	Telecommunications - Wireless -- 3.81%
1,500,000	Digicel Limited 144A restricted, 6.00%, 04/15/21	1,408,125
500,000	SBA Communications Corporation 4.875%, 09/01/24	490,000
1,000,000	Sprint Corporation 7.25%, 09/15/21	1,033,750
1,000,000	T-Mobile USA, Inc. 4.50%, 02/01/26	960,000
		------------
		3,891,875
		------------

	Telecommunications - Wireline Integrated &
	Services -- 6.14%
1,000,000	Cincinnati Bell Inc. 144A restricted, 7.00%, 07/15/24	895,000
1,800,000	CyrusOne LP 5.00%, 03/15/24	1,802,250
1,500,000	Equinix, Inc. 5.875%, 01/15/26	1,563,750
500,000	QTS Finance Corporation 144A restricted,
	4.75%, 11/15/25	470,000
1,500,000	Zayo Group, LLC 6.00%, 04/01/23	1,541,250
		------------
		6,272,250
		------------

	Transportation - Infrastructure/Services -- 1.52%
1,500,000	XPO Logistics, Inc. 144A restricted, 6.125%, 09/01/23	1,548,750
		------------

	Utility - Electric-Generation -- 0.50%
500,000	Dynegy Inc. 5.875%, 06/01/23	512,600
		------------

	TOTAL NON-CONVERTIBLE BONDS (cost $92,012,524)	90,918,610
		------------

SHORT-TERM INVESTMENTS -- 9.62%
	U.S. Government Securities - 8.32%
$5,500,000	U.S. Treasury Bill 04/12/2018, 1.558%	5,497,654
3,000,000	U.S. Treasury Bill 04/19/2018, 1.680%	2,997,654
		------------

		8,495,308
		------------

	MONEY MARKET FUND - 1.30%
1,324,198	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 1.58%	1,324,198
		------------

	TOTAL SHORT-TERM INVESTMENTS	9,819,506
	(cost $9,819,506)	------------

	TOTAL INVESTMENTS
	(cost $101,832,030) - 98.69%	100,738,116
		------------

	OTHER ASSETS, NET OF LIABILITIES - 1.31%	1,341,548
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$102,079,664
		------------
		------------

% of net assets.

As of March 31, 2018, investment cost for federal tax purposes was
$101,844,224 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$ 893,580
Unrealized depreciation	(1,999,688)
-----------
Net unrealized depreciation	$(1,106,108)
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	----------------
Level 1 -
Common Stocks(1)	$ --
Money Market Fund	1,324,198
Level 2 -
Non-Convertible Bonds(1)	90,918,610
U.S. Treasury Bills	8,495,308
Convertible Preferred Stock(1)	--
Level 3 -
None	--
------------
Total	$100,738,116
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 15, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 15, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: May 15, 2018